Business Combinations (Summary Of Other And Contingent Consideration Information Related To Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Information:
Contingent consideration	$ 1,307	$ (69)
Adminisource [Member]
Other Information:
Gross contractual accounts receivable	7,521
Change Healthcare [Member]
Other Information:
Gross contractual accounts receivable	360
Contingent consideration range, Min	0
Contingent consideration range, Max	$ 50,000
Basis of measurement	Revenue performance
Type of measurement	Level 3
Change Healthcare [Member] | Minimum [Member]
Other Information:
Measurement period	Jan. 01, 2015
Range of annual revenue performance	$ 5,516
Expected payment date, year	2016
Discount rate	10.90%
Change Healthcare [Member] | Maximum [Member]
Other Information:
Measurement period	Dec. 31, 2017
Range of annual revenue performance	$ 51,376
Expected payment date, year	2018
Discount rate	11.70%
Capario [Member]
Other Information:
Gross contractual accounts receivable	$ 5,112
Amount not expected to be collected	273
Vieosoft [Member]
Other Information:
Contingent consideration range, Min	0
Contingent consideration range, Max	$ 43,104
Basis of measurement	Milestone achievement, revenue performance
Type of measurement	Level 3
Probability of achieving milestone objectives	90.00%
Increase (decrease) to net loss	$ (1,270)
Vieosoft [Member] | Minimum [Member]
Other Information:
Measurement period	Feb. 12, 2014
Range of annual revenue performance	$ 3,118
Probability of achieving minimum gross profit margin	5.00%
Probability of achieving minimum gross profit margin, year	2015
Expected payment date, year	2015
Discount rate	5.20%
Vieosoft [Member] | Maximum [Member]
Other Information:
Measurement period	Dec. 31, 2017
Range of annual revenue performance	$ 67,925
Probability of achieving minimum gross profit margin	90.00%
Probability of achieving minimum gross profit margin, year	2017
Expected payment date, year	2017
Discount rate	53.20%
Goold [Member]
Other Information:
Gross contractual accounts receivable	$ 3,435
Contingent consideration range, Min	0
Contingent consideration range, Max	$ 15,000
Basis of measurement	Award of contracts with annual revenue exceeding targeted amount
Type of measurement	Level 3
Probability of retaining contracts that expire during the measurement period	90.00%
Expected payment date	Dec. 15, 2014
Discount rate	15.40%
Increase (decrease) to net loss	$ 2,577	$ (69)
Goold [Member] | Minimum [Member]
Other Information:
Measurement period	Jul. 01, 2013
Probability of winning new contracts	10.00%
Range of baseline revenue retention for existing customers	75.00%
Goold [Member] | Maximum [Member]
Other Information:
Measurement period	Sep. 30, 2014
Probability of winning new contracts	50.00%
Range of baseline revenue retention for existing customers	125.00%
TC3 [Member]
Other Information:
Gross contractual accounts receivable	$ 2,943